Description of Business and Summary of Significant Accounting Policies (Policies)	9 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial information. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in the accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the fiscal year ended March 31, 2023, in the IPO Prospectus.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, which are necessary for the fair statement of the unaudited condensed consolidated balance sheets, income statements, statements of comprehensive income, shareholders’ equity and cash flows for these interim periods. The results for the interim periods are not necessarily indicative of results for the full fiscal year.
Principles of Consolidation
Principles of Consolidation
The accompanying financial statements include the accounts of the Company, its wholly owned subsidiaries and the Arm Employee Benefit Trust (the “EBT”). All intercompany balances and transactions have been eliminated in consolidation.
The financial statements consolidate all of the Company’s affiliates, and the entities where the Company holds a controlling financial interest, because the Company holds a majority voting interest. The Company reevaluates whether there is a controlling financial interest in all entities when rights and interests change.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates include, but are not limited to, revenue recognition, allowance for expected credit losses, income taxes, share-based compensation, impairment considerations for long-lived assets, fair value estimates and impairment for investments. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable. Actual results could differ materially from the Company’s estimates.

Derivative Financial Instruments and Hedge Activities and Currency Exchange Contracts
Derivative Financial Instruments and Hedge Activities
The Company uses derivative financial instruments, specifically foreign currency forward contracts, to mitigate exposure from certain foreign currency risk. Certain forecasted transactions, specifically British Pound Sterling (“GBP”) denominated cash flows in the form of payroll and selling, general and administrative expenses are exposed to foreign currency risk. The Company monitors foreign currency exposures on a monthly basis to maximize the economic effectiveness of foreign currency hedge positions.
No derivatives were designated hedges prior to July 2022. All derivatives are recorded at fair value as either an asset or liability. For derivatives not designated as hedges, adjustments to reflect changes in the fair value of the derivatives are included in earnings in other non-operating income (loss), net on the Condensed Consolidated Income Statements.
In July 2022, all foreign currency forward contracts were designated as cash flow hedges in designated hedging relationships with the forecasted foreign denominated cash flows as the hedged transactions. The maximum length of time over which the Company is hedging its exposure to the variability in future foreign denominated cash flows is one year. For cash flow hedges that qualify and are designated for hedge accounting, the change in fair value of the derivative is recorded in the net change in fair value of the effective portion of designated cash flow hedges on the Condensed Consolidated Statements of Comprehensive Income, and subsequently recognized in research and development and selling, general and administrative expenses on the Condensed Consolidated Income Statements when the hedged transaction affects earnings.
The Company classifies all derivative assets and liabilities for designated and non-designated derivatives in prepaid expenses and other current assets and other current liabilities on the Condensed Consolidated Balance Sheets. The Company classifies cash flows from the settlement of effective cash flow hedges for designated and non-designated derivatives in the same category as the cash flows from the related hedged items in operating activities on the Condensed Consolidated Statements of Cash Flows. The foreign currency forward contracts are classified under Level 2 of the fair value hierarchy. See Note 7 - Fair Value.
Currency Exchange Contracts
For currency exchange contracts, these contracts are valued at the present value of future cash flows based on forward exchange rates at the balance sheet date.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recently issued accounting pronouncements not yet adopted
Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures: In November 2023, FASB issued ASU 2023-07 which requires incremental reportable segment disclosures. The new standard requires that a public entity disclose significant segment expenses, the title and position of the CODM, and how the CODM uses the reported measures in assessing performance and deciding how to allocate resources. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. This ASU will result in additional required disclosures being included in our consolidated financial statements when adopted. The Company will adopt this standard beginning April 1, 2024.
Income Taxes (Topic 740), Improvements to Income Tax Disclosures: In December 2023, the FASB issued ASU No. 2023-09, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will likely result in additional required disclosures being included in our consolidated financial statements when adopted. We are currently evaluating the provisions of this ASU.

Revenue Recognition
Revenue Recognition
Revenue for the Company’s major product offerings consists of the following:
License and Other Revenue
•Intellectual property license — The Company generally licenses IP under non-exclusive license agreements that provide usage rights for specific applications for a finite or perpetual term. These licenses are made available electronically to address the customer-specific business requirements. These arrangements generally have distinct performance obligations that consist of transferring the licensed IPs, version extensions of architecture IP or releases of IPs, and support services. Support services consist of a stand-ready obligation to provide technical support, patches, and bug fixes over the support term. Revenue allocated to the IP license is recognized at a point in time upon the delivery or beginning of license term, whichever is later. Revenue allocated to distinct version extensions of architecture IP or releases of IP, excluding when-and-if-available minor updates over support term, are recognized at a point in time upon the delivery or beginning of license term, whichever is later.
Certain license agreements provide customers with the right to access a library of current and future IPs on an unlimited basis over the contractual period depending on the terms of the applicable contract. These licensing arrangements represent stand-ready obligations in that the delivery of the underlying IPs is within the control of the customer and the extent of use in any given period does not diminish the remaining performance obligations. The contract consideration related to these arrangements is recognized ratably over the term of the contract in line with when the control of the performance obligations is transferred.
•Software sales, including development systems — Sales of software, including development systems, which are not specifically designed for a given license (such as off-the-shelf software), are recognized upon delivery when control has been transferred and customer can begin to use and benefit from the license.
•Professional services — Services (such as training and professional and design services) that the Company provides, which are not essential to the functionality of the IP, are separately stated and priced in the contract and accounted for separately. Training revenue is recognized as services are performed. Revenue from professional and design services are recognized over time using the input method based on engineering labor hours expended to date relative to the estimated total effort required. For such professional and design services, the Company has an enforceable right to payment for performance completed to date, which includes a reasonable profit margin and the performance of such services do not create an asset with an alternative use.
•Support and maintenance — Support and maintenance is a stand-ready obligation to the customer that is both provided and consumed simultaneously. Revenue is recognized on a straight-line basis over the period for which support and maintenance is contractually agreed pursuant to the license.
Royalty Revenue
For certain IP license agreements, royalties are collected on products that incorporate the Company’s IP. Royalties are recognized on an accrual basis in the quarter in which the customer ships their products, based on the Company’s technology that it contains. This estimation process for the royalty revenue accrual is based off of customer sales which occur using estimates from sales trends and judgment for several key attributes, including industry estimates of expected shipments, the mix of products sold, the percentage of markets using our products, and average selling price. Adjustments to revenue are required in subsequent periods to reflect changes in estimates as new information becomes available, primarily resulting from actual amounts subsequently reported by the licensees.
The timing of revenue recognition may differ from the timing of invoicing to customers. Contract assets are created when invoicing occurs subsequent to revenue recognition. Contract assets are transferred to accounts receivable when the right to invoice becomes unconditional.
Remaining Performance Obligations
Remaining performance obligations represent the transaction price allocated to performance obligations that are unsatisfied, or partially unsatisfied, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods.
The Company has elected to exclude potential future royalty receipts from the disclosure of remaining performance obligations. In certain arrangements, the Company’s right to consideration may not correspond directly with the performance of obligations. Revenue recognition occurs upon delivery or beginning of license term, whichever is later. Accordingly, the analysis between time bands below has been estimated, but the final timing may differ from these estimates. In the absence of sufficient information, where the timing of satisfaction of the remaining performance obligations is dependent on a customer’s action, the transaction price allocated to such performance obligation is included in the outer-year time band unless contract or option expiration aligns with an earlier period or category.

Equity Method Investments
Equity Method Investments
The Company elected the fair value option in accordance with the guidance in ASC 825, Financial Instruments (“ASC 825”) for its investments in Acetone Limited and Ampere. The Company initially computed the fair value for its investments consistent with the methodology and assumptions that market participants would use in their estimates of fair value with the assistance of a third-party valuation specialist or based on inputs from the investee. The fair value computation is updated on a quarterly basis. The investments are classified within Level 3 in the fair value hierarchy because the Company estimates the fair value of the investments using the (i) the market-calibration approach based on the guideline public company method, (ii) subject to availability of sufficient information, the income approach based on the discounted cash flow method, or (iii) the probability-weighted, expected return (“PWER”) approach.
The market-calibration approach considers valuation multiples that are calibrated to the valuation as of the prior valuation date (i.e., quarterly) based on: (a) changes in the broader market or industry; (b) changes in the guideline public companies; and (c) changes in the company’s operating and financial performance. The fair value computation under this approach includes a key assumption for the range of valuation multiples (i.e., enterprise value or revenue), which requires significant professional judgment by the valuation specialist and is based on observable inputs (e.g., market data) and unobservable inputs (e.g., market participant assumptions).
The PWER approach is based on discrete future exit scenarios to determine the value of various equity securities. Under the PWER approach, the share value today is based on the probability-weighted, present value of expected future distributions, taking into account the rights and preferences of each debt and equity class. The Company considers an initial public offering scenario, a sale scenario, and a scenario assuming continued operation as a private entity for future exit scenarios. The fair value computation under this approach includes key assumptions for time to liquidity outcomes, discounted rate, and present value factors.